United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         Lord Abbett Tax-Free Income Trust
         767 Fifth Avenue
         New York, New York  10153

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3.       Investment Company Act File Number:811-6418

         Securities Act File Number:        33-43017

4(a).    Last day of fiscal year for which this Form is filed:  October 31, 1997
4(b). ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). ____ Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sales price of securities sold during the
                  fiscal year pursuant to section 24(f):       $ 34,064,437

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:         $ 53,433,949

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable
                  to the Commission:                          $    0

         (iv)     Total available redemption credits [add Items
                  5(ii) and 5(iii):                            $-53,433,949

         (v)       Net sales  if Item 5(i) is greater than Item 5(iv)
                  [subtract Item 5(iv) from Item 5(i)]:        $       0


         (vi)     Redemption credits availed for use in        $(19,369,512)
                  future years - if Item 5(i) is less than
                  Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                         x  .000295

         (viii)   Registration fee due [multiply Item 5(v) by Item
                  5(vii)] enter "0" if no fee is due):           =$    0



6.       Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ____________.

7. Interest due if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                             +$______________

8. Total of the amount of the  registration  fee due plus any interest due [line
5(viii) plus line 7]:                                         =$    0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Deliver:
                           ____     Wire Transfer
                           ____     Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*           /S/ Thomas F. Konop
                               Thomas F. Konop, Vice President


Date:  January 14, 1998